ACQUISITIONS INCOME STATEMENT 12-31-12 (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2014 [1]	Sep. 30, 2014 [1]	Jun. 30, 2014 [1]	Mar. 31, 2014 [1]	Dec. 31, 2013 [2]	Sep. 30, 2013 [2]	Jun. 30, 2013 [2]	Mar. 31, 2013 [2]	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Affiliate		$ 29,993	$ 17,060	$ 10,168	$ 2,182	$ 2,555	$ 2,417	$ 2,106	$ 1,435	$ 59,403	$ 5,073	$ 0
Third-party										0	3,440	7,300
Total revenues										59,403	8,513	7,300
Operating and maintenance expenses										26,215	17,405	10,791
General and administrative expenses										8,201	2,452	1,300
Depreciation and amortization										4,473	3,071	1,624
Total costs and expenses										38,889	22,928	13,715
Income (loss) from operations		16,022	5,942	2,874	(4,324)	(4,278)	(3,264)	(3,583)	(3,290)	20,514	(14,415)	(6,415)
Interest expense, net										(2,307)	13	0
Amortization of loan fees										365	0	0
Net Income (loss)		14,533	5,115	2,516	(4,322)	$ (4,265)	$ (3,264)	$ (3,583)	$ (3,290)	17,842	(14,402)	(6,415)
Less: Net loss attributable to Predecessor										(12,122)	(14,402)	(6,415)
Limited partners' interest in net income attributable to the Partnership		$ 15,239	$ 9,308	$ 5,417	$ 0					29,964	0	0
Predecessor [Member]
Affiliate											5,073	0
Third-party											3,440	7,300
Total revenues											8,513	7,300
Operating and maintenance expenses											17,405	10,791
General and administrative expenses											2,452	1,300
Depreciation and amortization											3,071	1,624
Total costs and expenses											22,928	13,715
Income (loss) from operations											(14,415)	(6,415)
Interest expense, net											13	0
Amortization of loan fees											0	0
Net Income (loss)											(14,402)	(6,415)
Less: Net loss attributable to Predecessor										(12,122)
Limited partners' interest in net income attributable to the Partnership										0
PBF Logistics LP [Member]
Affiliate	[3]									49,830
Third-party	[3]									0
Total revenues	[3]									49,830
Operating and maintenance expenses	[3]									11,710
General and administrative expenses	[3]									7,527
Depreciation and amortization	[3]									1,815
Total costs and expenses	[3]									21,052
Income (loss) from operations	[3]									28,778
Interest expense, net	[3]									(2,312)
Amortization of loan fees	[3]									365
Net Income (loss)	[3]									26,101
Less: Net loss attributable to Predecessor	[3]									(3,863)
Limited partners' interest in net income attributable to the Partnership	[3]									29,964
PBF Logistics LP [Member] | Predecessor [Member]
Affiliate											0	0
Third-party											0	0
Total revenues											0	0
Operating and maintenance expenses											6,024	21
General and administrative expenses											1,834	569
Depreciation and amortization											1,032	0
Total costs and expenses											8,890	590
Income (loss) from operations											(8,890)	(590)
Interest expense, net											0	0
Amortization of loan fees											0	0
Net Income (loss)											(8,890)	(590)
Less: Net loss attributable to Predecessor											(8,890)	(590)
Limited partners' interest in net income attributable to the Partnership											0	0
Delaware City West Heavy Crude Unloading Rack [Member]
Affiliate										0	0	0
Third-party										0	0	0
Total revenues										0	0	0
Operating and maintenance expenses										2,305	0	0
General and administrative expenses										111	78	0
Depreciation and amortization										263	0	0
Total costs and expenses										2,679	78	0
Income (loss) from operations										(2,679)	(78)	0
Interest expense, net										0	0	0
Amortization of loan fees										0	0	0
Net Income (loss)										(2,679)	(78)	0
Less: Net loss attributable to Predecessor										(2,679)	(78)	0
Limited partners' interest in net income attributable to the Partnership										0	0	0
Toledo Storage Facility [Member]
Affiliate										0	0	0
Third-party											0	0
Total revenues										0	0	0
Operating and maintenance expenses										8,349	7,887	7,537
General and administrative expenses										128	112	96
Depreciation and amortization										1,653	1,334	944
Total costs and expenses										10,130	9,333	8,577
Income (loss) from operations										(10,130)	(9,333)	(8,577)
Interest expense, net										0	0	0
Amortization of loan fees										0	0	0
Net Income (loss)										(10,130)	(9,333)	(8,577)
Less: Net loss attributable to Predecessor										(10,130)	(9,333)	(8,577)
Limited partners' interest in net income attributable to the Partnership										0	0	0
Delaware City Products Pipeline and Truck Rack [Member]
Affiliate										9,573	5,073	0
Third-party										0	3,440	7,300
Total revenues										9,573	8,513	7,300
Operating and maintenance expenses										3,851	3,494	3,233
General and administrative expenses										435	428	635
Depreciation and amortization										742	705	680
Total costs and expenses										5,028	4,627	4,548
Income (loss) from operations										4,545	3,886	2,752
Interest expense, net										5	13	0
Amortization of loan fees										0	0	0
Net Income (loss)										4,550	3,899	2,752
Less: Net loss attributable to Predecessor										4,550	3,899	2,752
Limited partners' interest in net income attributable to the Partnership										$ 0	$ 0	$ 0

[1]	(a)The information presented includes the results of operations of our Predecessor for periods presented through May 13, 2014, of the West Ladder Rack through the DCR West Ladder Effective Date, of the Toledo Storage Facility through the Toledo Storage Facility Effective Date and of PBFX for the period beginning May 14, 2014, the date PBFX commenced operations.
[2]	Net income per unit is only calculated for the Partnership after the completion of the Offering as no units were outstanding prior to May 14, 2014. Net loss attributable to the DCR West Rack, Toledo Storage Facility and Delaware City Products Pipeline and Truck Rack prior to the DCR West Rack Effective Date, Toledo Storage Facility Effective Date and Delaware City Products Pipeline and Truck Rack Effective Date were allocated entirely to PBF GP as if only PBF GP had rights to that net loss, therefore there is no retrospective adjustment to previously reported net income per unit.
[3]	(a)The information presented includes the results of operations of PBF MLP Predecessor for periods presented through May 13, 2014 and of PBFX for the period beginning May 14, 2014, the date PBFX commenced operations.